Taxation - Movement in deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Balance at 1 January	€ 688,300	€ 859,900	€ 481,477
Movements during the year	75,067	140,095	15,138
Business combination		239	(361,051)
Translation differences	(56,798)	31,266	(32,510)
Balance at 31 December	€ 670,031	€ 688,300	€ 859,900